Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended			12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Operating loss	$ (5,824,197)		$ (2,687,968)					$ (18,379,329)	$ (6,519,918)
Other (income) expense:
Foreign currency transaction (gain) loss	(9,884)		9,848
Other (income) expense:
Other expense, net	1,152,381		4,212					(293,862)	(1,601,568)
Loss on extinguishment of debt									9,484,113
Interest expense, net	976,422		801,974					3,714,017	725,166
Total other (income) expense, net	4,355,823		816,034					9,881,242	8,607,711
Change in fair value of warrant liabilities	2,236,904							6,461,087
Income taxes
Net income (loss)	$ (10,180,020)	$ (3,356,956)	$ (3,504,002)	$ (1,074,911)				$ (28,260,571)	$ (15,127,629)
Basic weighted average shares outstanding (in Shares)	39,765,361		9,669,217					18,982,139	9,637,962
Basic earnings (loss) per share (in Dollars per share)	$ (0.26)		$ (0.36)					$ (1.75)	$ (1.57)
Revenue:
Total revenue	$ 2,820,780		$ 2,235,965					$ 11,434,959	$ 8,591,540
Costs and expenses:
Cost of revenue (exclusive of items shown separately below)	2,932,267		1,899,161					11,863,862	6,850,248
Depreciation	273,099		111,319					516,949	365,097
Research and development	226,967		1,267,412					2,376,912	3,533,713
General and administrative	5,212,644		1,646,041					15,056,565	4,362,400
Total costs and expenses	8,644,977		4,923,933					29,814,288	15,111,458
Service
Revenue:
Revenue	$ 2,820,780		2,235,965					11,210,559	7,854,068
Product
Revenue:
Revenue									242,637
Service – related party
Revenue:
Related party-Revenue								224,400	332,767
Product – related party
Revenue:
Related party-Revenue									162,068
CleanTech Acquisition Corp
Operating costs		1,446,459			$ 1,905,106		$ 1,000		1,201,383
Franchise tax expense		76,033			96,761				97,200
Operating loss		(1,522,492)			(2,001,867)		(1,000)		(1,298,583)
Other (income) expense:
Transaction costs allocated to warrant liabilities									(155,037)
Net gain on investments held in Trust Account		235,270			252,815				5,428
Change in fair value of warrant liabilities		503,750			2,917,250				1,077,750
Income (loss) before income taxes		(783,472)			1,168,198
Income taxes		(12,359)			(12,359)
Change in fair value of over-allotment option liability									(225,000)
Net income (loss)		$ (795,831)	$ 1,951,670		$ 1,155,839		$ (1,000)		$ (595,442)
Basic weighted average shares outstanding (in Shares)		21,562,500		3,750,000	21,562,500	3,750,000	3,750,000		11,781,678
Basic earnings (loss) per share (in Dollars per share)		$ (0.04)		$ 0	$ 0.05	$ 0	$ 0		$ (0.05)